Capital Stock (Details) - Schedule of stock options outstanding and exercisable - November 1, 2021 [Member]	12 Months Ended
Sep. 30, 2022 $ / shares shares
Grant date
Exercisable | shares	273,750
Weighted Average Exercise Price | $ / shares	$ 4.1
Weighted Average Remaining Contractual Life (Years)	9 years 29 days